Research and development costs	12 Months Ended
Dec. 31, 2020
Analysis of income and expense [abstract]
Research and development costs
Research and development costs were as follows:

	Years ended December 31,
	2020	2019	2018
	(€ million)
Research and development expenditures expensed	€1,226	€1,305	€1,448
Amortization of capitalized development expenditures	1,250	1,358	1,456
Impairment and write-off of capitalized development expenditures	503	949	147
Total Research and development costs	€2,979	€3,612	€3,051
Refer to Note 2, Basis of Preparation - Use of estimates - Recoverability of non-current assets with definite useful lives for detail on the impairment and write-off of capitalized development expenditures during the years ended December 31, 2020, 2019 and 2018.
Refer to Note 10, Other intangible assets, for information on capitalized development expenditures.